Summary of Quarterly Financial Data (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	2 Months Ended	1 Months Ended	3 Months Ended								12 Months Ended
	Jan. 23, 2013	Mar. 31, 2013	Jan. 23, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Schedule Of Quarterly Financial Summary [Line Items]
Revenue		$ 45.0	$ 15.1	$ 58.0	$ 56.7	$ 54.0	$ 52.1	$ 48.0	$ 46.5	$ 44.5	$ 42.7	$ 220.8	$ 181.7	$ 127.5
Operating income		5.8	(17.3)	3.2	7.7	(4.8)	10.2	10.0	9.1	10.6	8.3	16.3	38.0	17.8
Net income (loss)	$ (20.2)	$ (2.8)	$ (20.2)	$ (6.9)	$ (2.8)	$ (9.9)	$ (0.7)	$ (0.3)	$ 0.5	$ 1.4	$ (0.1)	$ (20.3)	$ 1.5	$ 3.5